GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill (i)	Other intangibles (ii)	Total
Cost, January 1, 2016	$427.7	$79.0	$506.7
Additions	—	—	—
Cost, December 31, 2016	$427.7	$79.0	$506.7
Additions	$—	$—	$—
Reclassification to assets held for sale	(24.0)	(1.4)	(25.4)
Cost, December 31, 2017	$403.7	$77.6	$481.3
Accumulated amortization and impairment, January 1, 2016	$—	$(17.2)	$(17.2)
Amortization	—	(8.5)	(8.5)
Accumulated amortization and impairment, December 31, 2016	$—	$(25.7)	$(25.7)
Amortization	—	(6.1)	(6.1)
Accumulated amortization and impairment, December 31, 2017	$—	$(31.8)	$(31.8)
Carrying value, December 31, 2016	$427.7	$53.3	$481.0
Carrying value, December 31, 2017	$403.7	$45.8	$449.5

(i)
Goodwill represents the excess of the purchase cost over the fair value of net assets acquired on a business acquisition. On June 16, 2014, the Company acquired a 50% interest in Canadian Malartic. Goodwill of $427.7 million was recognized on the excess of the purchase consideration over the fair value of the assets and liabilities acquired.

(ii)
Included in other intangibles are intellectual property and other intangibles recognized in the acquisition of Constructora Gardilcic Ltda. and Constructora TCG Ltda, and capitalized system development costs.